Revenues and other income	12 Months Ended
Dec. 31, 2020
Disclosure Of Revenue [Abstract]
Revenues and other income	Revenues and other income
Accounting policies

Revenues

Revenue is recognized in accordance with IFRS 15.

Under IFRS 15, revenue is recognized when the Company satisfies a performance obligation by transferring a distinct good or service (or a distinct bundle of goods and/or services) to a customer, i.e. when the customer obtains control of these goods or services. An asset is transferred when the customer obtains control of the asset (or service).

Given the wide spectrum of therapeutic research and development opportunities, aside from the fields that the Company intends to research and develop with its own scientific and financial resources, the Company has entered and expects to enter into license and collaboration agreements with third parties in certain specific fields that have generated or will generate revenue.

Therefore, each agreement has been and will be analyzed, on a case-by-case basis to determine whether the arrangement contains performance obligations to the other party and, if so, to identify the nature of these performance obligations in order to determine the appropriate accounting under IFRS 15 principles of the amounts that the Company has received or is entitled to receive from the other party e.g.:

•Development services performed by the Company to create or enhance an intellectual property controlled by the client, for which revenue is recognized over time, when services are rendered;
•A transfer of control of an existing intellectual property of the Company for which revenue is recognized at the time such control is transferred;
•A license:
◦If the license is assessed to be a right to access the Company’s intellectual property as it exists throughout the license period, revenue is recognized over the license period; or
◦If the license is a right to use the Company’s intellectual property as it exists (in term of forms and functionality), revenue is recognized when the other party is able to use and benefit from the license; or
•Product supply for which the revenue is recognized once the control over the delivered products is transferred.

Contingent revenue arising from successful milestones or sales-based royalties are not recognized before the related milestone has been reached or sale has occurred.

Application to the license and collaboration agreement with PharmaEngine

Under the License and Collaboration Agreement, the Company’s and PharmaEngine’s rights are clearly identified and, financial terms are defined in the contract. The contract has commercial substance (the Company’s cash flows have been affected by the terms of the contract) and the Company has collected and is entitled to collect in the future consideration in exchange for the goods and services transferred to PharmaEngine.

The Company identified three performance obligations in the License and Collaboration Agreement described under Note 4 above:

•the license of the right to use the Company’s patent and know-how;
•the support provided by the Company to PharmaEngine until the first regulatory approval is granted in PharmaEngine’s territory that the Company views as a series of distinct periods of access to information and experience that is satisfied over time; and
•the supply of NBTXR3 to PharmaEngine.

An upfront payment of $1.0 million was fully recognized as revenue when the license was transferred to PharmaEngine in 2012.

Development milestones constitute variable payments that are recognized over-time. As milestone payment timing was defined to reflect the efforts of both parties over time and were amended to reflect all changes in the contractual development plan, the Company concluded that the terms of variable payments reflect its efforts to satisfy the performance obligation related to each development phase and that no portion if any of such consideration that would relate to the license would impact the timing of recognition because of the highly probable collectability requirement. On this basis, the first milestone payment of $1 million (upon signature of the first amendment that allowed PharmaEngine to benefit from the results of the Company’s clinical studies for soft-tissue sarcoma indication) and the second milestone payment of $1 million (first patient’s injection with NBTXR3 in soft tissue sarcoma study in Asia) were received and recognized in 2014 and 2016, respectively. The next milestone will be received following the first filing for regulatory approval for marketing NBTXR3 in PharmaEngine ’s territory, which had not occurred as of December 31, 2020.

Royalties are considered at market conditions and will be fully recognized once the subsequent sales occur.

In the years ended December 31, 2020, 2019 and 2018, no payment was received, and no revenue was recognized for this contract. The next payments expected in the PharmaEngine contract are disclosed in the Note 24 – Subsequent events of our consolidated financial statements.

Grants

Due to its innovative approach to nanomedicine, the Company has received various grants and other assistance from the government of France and French public authorities since its creation. The funds are intended to finance its operations or specific recruitments. Grants are recognized in income as the corresponding expenses are incurred and independently of cash flows received.

Research tax credit

The French tax authorities grant a research tax credit (Crédit d’Impôt Recherche, or “CIR”), to companies in order to encourage them to conduct technical and scientific research. Companies demonstrating that they have incurred research expenditures that meet the required criteria (research expenses in France or, since January 1, 2005, other countries in the European Community or the European Economic Area that have signed a tax treaty with France containing an administrative assistance clause) receive a tax credit that can theoretically be compensated with the income tax due on the profits of the financial year during which the expenses have been incurred and the following three years. Any unused portion of the credit is then refunded by the French Treasury. If the Company can be qualified as small and medium-sized enterprises, in France the “PME”, it can request immediate refund of the remaining tax credit, without application of the three-year period).

The Company has received research tax credits since its creation. These amounts are recognized as "Other income" in the fiscal year in which the corresponding charges or expenses were incurred. The portion related to capitalized expenses is deducted from the amount of capitalized expenses on the statements of financial position and from the amortization charges for these expenses on the statements of operations.

Detail of revenues and other income

The following table summarizes the Company’s revenues and other income per category for the years ended December 31, 2020, 2019, and 2018:

	For the year ended December 31,
(in thousands of euros)	2020	2019	2018
Services	50	40	109
Other sales	—	28	7
Total revenues	50	68	116
Research tax credit	1,927	2,437	3,251
Subsidies	526	20	90
Other	10	17	22
Total other income	2,462	2,473	3,363
Total revenues and other income	2,512	2,541	3,479
The Company’s revenue of €50 thousand in 2020, €68 thousand in 2019 and €116 thousand in 2018 were derived mainly from the charging-back of shared external clinical research organization costs in connection with the development support provided by the Company to PharmaEngine as part of the 2014 amendment to the Company's License and Collaboration Agreement. In December 2020, Curadigm signed a one-year collaboration agreement with Sanofi for a total amount of €100 thousand (see Significant Events of the period in Note 1 of our consolidated financial statements), for services that will be recognized over time in revenue and other payables under IFRS 15. As the contract started in 2021, no impact was booked in revenues so far but this impact is expected in the Company’s revenues in 2021.

100% of the revenues recognized in 2020, 2019 and more than 90% of the revenues recognized in 2018 were derived from the arrangement with PharmaEngine (see Note 4.1).
In 2020, the Company’s other income, other than the research tax credit, mainly derives from French State subsidies of €312 thousand provided as part of the ‘‘partial unemployment measure,’’ a National plan allowing companies facing economic challenges during the COVID-19 crisis to receive from the French State approximately 84% of specific employees’ net salary, as well as the €350 thousand received by Curadigm in connection with the Bpifrance Deep Tech Funding, €187 thousand of which was recognized as revenue for the years ended December 31, 2020.